Document and Entity Information	May 26, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 06, 2022
Entity Registrant Name	Artemis Therapeutics, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	000-24431
Entity Tax Identification Number	84-1417774
Entity Address, Address Line One	18 East 16th Street, Suite 307
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10003
City Area Code	646
Local Phone Number	233-1454
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001062128
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	ATMS
Security Exchange Name	NASDAQ